LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Long-Term Investments

	Ownership
December 31,	Interest	2018	2017
(millions of Canadian dollars)
EQUITY INVESTMENTS
Liquids Pipelines
Bakken Pipeline System[1]	27.6%	2,039	1,938
Seaway Crude Pipeline System	50.0%	3,113	2,882
Illinois Extension Pipeline Company, L.L.C.[2]	65.0%	724	686
Other	30.0% - 43.8%	97	87
Gas Transmission and Midstream
Alliance Pipeline[3]	50.0%	368	375
Aux Sable	42.7% - 50.0%	311	300
DCP Midstream, LLC[4]	50.0%	2,368	2,143
Gulfstream Natural Gas System, L.L.C.[4]	50.0%	1,289	1,205
Nexus Gas Transmission, LLC[4]	50.0%	1,757	834
Offshore - various joint ventures	22.0% - 74.3%	400	389
PennEast Pipeline Company LLC[4]	20.0%	97	69
Sabal Trail Transmission, LLC[5]	50.0%	1,586	2,355
Southeast Supply Header L.L.C.[4]	50.0%	519	486
Steckman Ridge LP4	49.5%	237	221
Texas Express Pipeline[6]	35.0%	—	430
Vector Pipeline L.P.	60.0%	198	169
Other[4]	33.3% - 50.0%	6	34
Gas Distribution
Noverco Common Shares	38.9%	—	—
Other[4]	50.0%	15	15
Green Power and Transmission
Eolien Maritime France SAS	50.0%	68	69
Enbridge Renewable Infrastructure Investments S.a.r.l.[7]	25.5%	127	763
Rampion Offshore Wind Project	24.9%	638	555
Other	19.0% - 50.0%	72	95
Eliminations and Other
Other	19.0% - 42.7%	10	26
OTHER LONG-TERM INVESTMENTS
Gas Distribution
Noverco Preferred Shares		478	371
Green Power and Transmission
Emerging Technologies and Other		80	80
Eliminations and Other
Other		110	67
		16,707	16,644

1
On February 15, 2017, EEP acquired an effective 27.6% interest in the Dakota Access and Energy Transfer Crude Oil Pipelines (collectively, the Bakken Pipeline System) for a purchase price of $2 billion (US$1.5 billion). The Bakken Pipeline System was placed into service on June 1, 2017. For details regarding our funding arrangement, refer to Note 20 - Noncontrolling Interests.

2	Owns the Southern Access Extension Project.

3	Certain assets of the Alliance Pipeline are pledged as collateral to Alliance Pipeline lenders.

4
On February 27, 2017, we acquired Spectra Energy's interests in DCP Midstream, Gulfstream Natural Gas System, L.L.C, Nexus, PennEast, Southeast Supply Header L.L.C., Steckman Ridge LP and other equity investments as part of the Merger Transaction (Note 8).

5
On February 27, 2017, we acquired Spectra Energy's consolidated interest in Sabal Trail as part of the Merger Transaction (Note 8). On July 3, 2017, Sabal Trail was placed into service and the assets, liabilities, and noncontrolling interests were deconsolidated as at the in-service date.

6
On August 1, 2018 the sale of Midcoast Operating, L.P. and its subsidiaries closed. Upon closing of the sale, our interest in the Texas Express NGL pipeline system was sold along with the MOLP assets. The carrying value of $447 million of our equity method investment in the Texas Express NGL pipeline system was included within the disposal group of the transaction. For further details on the sale transaction please refer to Note 8 - Acquisitions and Dispositions.

7
On February 8, 2017, we acquired an effective 50% interest in EnBW Hohe See GmbH & Co. KG. On August 1, 2018 we transferred our interest in the Hohe See Offshore wind facilities and its subsequent expansion to a newly formed entity, ERII. Subsequently, we sold a 49% interest in ERII to CPPIB, reducing our interest in the project to 25.5%.

Summary of Combined Financial Information
Summarized combined financial information of our interest in unconsolidated equity investments (presented at 100%) is as follows:

	Year Ended December 31,
	2018			2017			2016
	Seaway	Other	Total	Seaway	Other	Total	Seaway	Other	Total
(millions of Canadian dollars)
Operating revenues	966	18,251	19,217	959	15,254	16,213	938	3,164	4,102
Operating expenses	212	15,422	15,634	286	12,911	13,197	293	3,051	3,344
Earnings/(loss)	646	2,308	2,954	672	2,056	2,728	643	(2)	641
Earnings attributable to controlling interests	323	1,059	1,382	336	926	1,262	322	147	469

	December 31, 2018			December 31, 2017
	Seaway	Other	Total	Seaway	Other	Total
(millions of Canadian dollars)
Current assets	113	3,176	3,289	106	3,432	3,538
Non-current assets	3,585	45,531	49,116	3,329	41,697	45,026
Current liabilities	123	5,413	5,536	143	3,311	3,454
Non-current liabilities	16	15,859	15,875	13	13,582	13,595
Noncontrolling interests	—	3,479	3,479	—	3,191	3,191